Organization, Use of Estimates and Basis of Presentation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Basic loss per share computation
Net loss attributable to common stockholders	$ (2,816,000)	$ (574,000)	$ (9,463,000)	$ (5,134,000)	$ (7,406,000)	$ (6,330,000)
Weighted Average common shares - basic	66,893,364	66,867,114	66,890,929	66,860,792
Basic net loss per share	$ (0.04)	$ (0.01)	$ (0.14)	$ (0.08)
Diluted loss per share computation
Net loss attributable to common stockholders	(2,816,000)	(574,000)	(9,463,000)	(5,134,000)	(7,406,000)	(6,330,000)
Less: Gain on derivative warrant liability	620,687	845,774	1,401,314	0
Loss available to common stockholders	$ (3,437,152)	$ (1,419,981)	$ (10,863,595)	$ (5,133,684)
Weighted Average common shares	66,893,364	66,867,114	66,890,929	66,860,792
Incremental shares from assumed exercise of warrants and stock options	352,213	0	352,213	0
Adjusted weighted average share - diluted.	67,245,577	66,867,114	67,243,142	66,860,792
Diluted net loss per share	$ (0.05)	$ (0.02)	$ (0.16)	$ (0.08)